DISCONTINUED OPERATION - Maximum exposure to credit risk (Details) - Assets and liabilities classified as held for sale - Discontinued operations $ in Millions	Dec. 31, 2025 COP ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum exposure	$ 28,853,417
Allowance for loans, advances and lease losses	(1,420,270)
Total Net loans and advances to customers	27,433,147
Stage 1
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum exposure	23,209,770
Allowance for loans, advances and lease losses	(137,198)
Total Net loans and advances to customers	23,072,572
Stage 2
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum exposure	2,816,634
Allowance for loans, advances and lease losses	(232,330)
Total Net loans and advances to customers	2,584,304
Stage 3
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum exposure	2,827,013
Allowance for loans, advances and lease losses	(1,050,742)
Total Net loans and advances to customers	1,776,271
COMMERCIAL
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum exposure	13,256,769
COMMERCIAL | Stage 1
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum exposure	10,125,423
COMMERCIAL | Stage 2
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum exposure	1,012,057
COMMERCIAL | Stage 3
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum exposure	2,119,289
Consumer
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum exposure	4,917,444
Consumer | Stage 1
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum exposure	4,259,825
Consumer | Stage 2
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum exposure	480,784
Consumer | Stage 3
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum exposure	176,835
Mortgage
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum exposure	9,375,435
Mortgage | Stage 1
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum exposure	7,744,580
Mortgage | Stage 2
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum exposure	1,185,493
Mortgage | Stage 3
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum exposure	445,362
Financial leases
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum exposure	493,277
Financial leases | Stage 1
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum exposure	449,408
Financial leases | Stage 2
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum exposure	17,860
Financial leases | Stage 3
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum exposure	26,009
SMALL BUSINESS LOANS
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum exposure	810,492
SMALL BUSINESS LOANS | Stage 1
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum exposure	630,534
SMALL BUSINESS LOANS | Stage 2
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum exposure	120,440
SMALL BUSINESS LOANS | Stage 3
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum exposure	$ 59,518